Pension Schemes - Summary of Net Pension Obligations and Net Pension Assets (Detail) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Defined Benefit Plans [Abstract]
Net pension assets	£ 47	£ 45
Net pension obligation	(671)	(565)
Overall net pension obligation	£ (624)	£ (520)